                              PRUDENTIAL TAX-FREE MONEY FUND, INC.
                                     GATEWAY CENTER THREE
                                     100 MULBERRY STREET
                                   NEWARK, NEW JERSEY 07102


                                                               February 27, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Prudential Tax-Free Money Fund, Inc.
        1933 Act File No.: 2-64625
        1940 Act File No.: 811-2927

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 27, 2003.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.

                                                           Very truly yours,

                                                           /s/ Jonathan D. Shain
                                                           ---------------------
                                                           Jonathan D. Shain
                                                           Secretary